Combined and Condensed Consolidated Statements of Operations and Comprehensive Income - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Revenues
Total portfolio income	$ 139,179	$ 99,258	$ 416,749	$ 285,362
Changes in recoveries	494	1,690	5,670	1,565
Total portfolio revenue	139,673	100,948	422,419	286,927
Credit card revenue	1,755	2,048	5,450	6,353
Servicing revenue	9,414	7,605	30,621	21,080
Total Revenues	150,842	110,601	458,490	314,360
Provision for credit losses	569	867	1,670	2,637
Operating Expenses
Salaries and benefits	23,314	12,567	43,590	35,973
Servicing expenses	47,609	33,246	133,948	95,873
Depreciation and amortization	1,350	548	4,206	1,678
Professional fees	3,743	1,894	15,353	5,930
Other selling, general and administrative	4,221	2,052	13,783	5,769
Total Operating Expenses	80,237	50,307	210,880	145,223
Net Operating Income	70,036	59,427	245,940	166,500
Other Income (Expense)
Interest expense	(26,467)	(19,753)	(77,184)	(55,187)
Foreign exchange and other income (expense)	1,944	(440)	5,564	(3,181)
Total other expense	(24,523)	(20,193)	(71,620)	(58,368)
Income Before Income Taxes	45,513	39,234	174,320	108,132
Provision for income taxes	(7,151)	(2,356)	(24,086)	(6,195)
Net Income	38,362	36,878	150,234	101,937
Foreign currency translation gain / (loss)	(5,023)	4,851	13,293	(1,045)
Comprehensive Income	$ 33,339	$ 41,729	$ 163,527	$ 100,892
Earnings per share
Earnings per share, Basic (in dollars per share)	$ 0.59		$ 6.6
Earnings per share, Diluted (in dollars per share)	$ 0.59		$ 6.6
Weighted average common shares outstanding
Weighted average common shares outstanding, Basic (in shares)	58,279		20,493
Weighted average common shares outstanding, Diluted (in shares)	58,279		20,493